Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Disclosure of detailed information of cash and cash equivalents	The Group’s cash and cash equivalents consisted of:

	December 31, 2025	December 31, 2024
Cash held at central banks ...........................................................................................................	$2,578	$2,466
Treasury bills held at central banks ............................................................................................	543	272
Other bank deposits .......................................................................................................................	682	505
Total cash and cash equivalents ....................................................................................................	$3,803	$3,243